Presentation of Financial Statements and Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	34.00%	34.00%	34.00%
Research and development expense recognized	R$ 63,746	R$ 61,589	R$ 63,085
Cumulative translation adjustments	231,596	102,427	65,857	R$ 53,061
Gains and losses from changes in foreign investments	R$ 30,928	R$ 2,444	R$ 4,090
IRPJ [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	25.00%
CSLL [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	9.00%
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	12 months
Reseller financing rate per month	0.00%
Nominal discount rate	4.81%
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	60 months
Reseller financing rate per month	1.00%
Nominal discount rate	11.04%
Weighted average [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	40 months